UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10445

Nuveen Ohio Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Ohio Dividend Advantage Municipal Fund 2 (NBJ)
	November 30, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.3% (3.8% of Total Investments)
$ 400	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	No Opt. Call	A3	$ 424,076
	Bonds, Senior Lien, Series 2007A-1, 5.000%, 6/01/16
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,000	5.125%, 6/01/24	6/17 at 100.00	BB–	757,130
1,750	5.875%, 6/01/47	6/17 at 100.00	BB–	1,225,508
45	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	42,118
	Series 2002, 5.375%, 5/15/33
3,195	Total Consumer Staples			2,448,832
	Education and Civic Organizations – 12.4% (8.7% of Total Investments)
1,345	Bowling Green State University, Ohio, General Receipts Bonds, Series 2003, 5.250%, 6/01/18 –	6/13 at 100.00	A+	1,416,823
	AMBAC Insured
365	Miami University of Ohio, General Receipts Bonds, Series 2011, 5.000%, 9/01/36 (WI/DD,	9/21 at 100.00	AA	379,399
	Settling 12/21/11)
450	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series	7/16 at 100.00	A+	455,958
	2006, 5.000%, 7/01/41
1,050	Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University, Series	6/12 at 100.00	Ba1	1,050,515
	2001, 5.500%, 12/01/15
1,000	University of Cincinnati, Ohio, General Receipts Bonds, Series 2003C, 5.000%, 6/01/22 –	6/13 at 100.00	A+	1,045,180
	FGIC Insured
1,245	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D, 5.000%, 6/01/19 –	6/14 at 100.00	A+	1,340,417
	AMBAC Insured
5,455	Total Education and Civic Organizations			5,688,292
	Energy – 1.0% (0.7% of Total Investments)
500	Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds, Hovensa Coker	1/13 at 100.00	Ba2	478,185
	Project, Senior Lien Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)
	Health Care – 26.5% (18.7% of Total Investments)
250	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series	6/20 at 100.00	AA–	254,893
	2010A, 5.250%, 6/01/38
1,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.500%, 11/01/40	11/20 at 100.00	BBB+	975,220
1,090	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center	5/16 at 100.00	N/R	1,021,025
	Project, Series 2006K, 5.000%, 5/15/31 – FGIC Insured
300	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,	11/19 at 100.00	Aa2	306,909
	Improvement Series 2009, 5.250%, 11/01/40
250	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series	11/18 at 100.00	Aa2	251,515
	2005, 5.000%, 11/01/40
480	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Tender Option Bond	11/21 at 100.00	AA	487,094
	Trust 11-21B, 9.304%, 11/15/41 (IF) (4)
600	Hancock County, Ohio, Hospital Revenue Bonds, Blanchard Valley Regional Health Center, Series	6/21 at 100.00	A3	642,354
	2011A, 6.250%, 12/01/34
865	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding	8/18 at 100.00	Baa1	869,403
	Series 2008C, 6.000%, 8/15/43
200	Lorain County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Catholic Healthcare	10/12 at 100.00	AA–	200,990
	Partners, Refunding Series 2002, 5.375%, 10/01/30
1,850	Lorain County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Catholic Healthcare	4/12 at 101.00	AA–	1,873,440
	Partners, Series 2001A, 5.400%, 10/01/21
460	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA–	504,234
	2011A, 6.000%, 11/15/41
225	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center	5/16 at 100.00	A2	236,790
	Inc., Series 2006, 5.250%, 5/15/21
700	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	708,155
	5.000%, 5/01/30
90	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2009A, 6.250%, 11/15/39	11/14 at 100.00	Aa3	94,175
35	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic	1/18 at 100.00	Aa2	37,174
	Health System Obligated Group, Series 2008A, 5.000%, 1/01/25
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health
	System Project, Series 2010:
400	5.750%, 11/15/40 – AGM Insured	5/20 at 100.00	AA–	413,396
40	5.250%, 11/15/40 – AGM Insured	5/20 at 100.00	AA–	40,232
100	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University	1/15 at 100.00	A	104,220
	Hospitals Health System, Series 2009, 6.750%, 1/15/39
200	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/19 at 100.00	Aa2	208,622
	Obligated Group, Series 2009A, 5.500%, 1/01/39
	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System
	Obligated Group, Tender Option Bond Trust 3551:
125	19.675%, 1/01/17 (IF)	No Opt. Call	Aa2	143,395
1,000	20.215%, 1/01/33 (IF)	1/19 at 100.00	Aa2	1,172,440
375	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	No Opt. Call	Aa2	439,665
	Obligated Group, Tender Option Bond Trust 3591, 20.372%, 1/01/17 (IF)
665	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/12 at 100.00	A–	669,096
	Obligated Group, Series 2000B, 6.375%, 11/15/30
350	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006,	11/16 at 100.00	A–	352,646
	5.250%, 11/15/36
190	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008,	12/18 at 100.00	A	194,893
	5.750%, 12/01/35
11,840	Total Health Care			12,201,976
	Housing/Multifamily – 4.8% (3.4% of Total Investments)
1,000	Franklin County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Agler	5/12 at 102.00	Aaa	1,025,520
	Project, Series 2002A, 5.550%, 5/20/22 (Alternative Minimum Tax)
250	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court	10/18 at 101.00	Aa1	258,053
	Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)
215	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna	6/16 at 102.00	Aaa	209,604
	Homes, Series 2006M, 4.900%, 6/20/48 (Alternative Minimum Tax)
690	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments	9/17 at 102.00	Aaa	698,936
	Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)
2,155	Total Housing/Multifamily			2,192,113
	Housing/Single Family – 1.1% (0.8% of Total Investments)
495	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%,	9/15 at 100.00	Aaa	497,059
	9/01/31 (Alternative Minimum Tax)
	Industrials – 10.7% (7.5% of Total Investments)
3,000	Ohio State Sewage and Solid Waste Disposal Facilities, Revenue Bonds, Anheuser-Busch Project,	5/12 at 100.00	A–	3,000,896
	Series 2001, 5.500%, 11/01/35 (Alternative Minimum Tax)
640	Ohio State Water Development Authority, Solid Waste Revenue Bonds, Allied Waste Industries,	7/12 at 100.00	BBB	652,512
	Inc., Series 2007A, 5.150%, 7/15/15 (Alternative Minimum Tax)
1,000	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc.,	No Opt. Call	Baa3	1,173,810
	Series 1992, 6.450%, 12/15/21
500	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	88,950
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (5), (6)
5,140	Total Industrials			4,916,168
	Long-Term Care – 0.9% (0.7% of Total Investments)
95	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB	95,960
	Services, Improvement Series 2010A, 5.625%, 7/01/26
340	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	341,363
	Refunding & improvement Series 2010, 6.625%, 4/01/40
435	Total Long-Term Care			437,323
	Tax Obligation/General – 37.9% (26.7% of Total Investments)
	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004:
1,000	5.000%, 12/01/15 – AGM Insured	6/14 at 100.00	AA	1,090,460
1,000	5.000%, 12/01/22 – AGM Insured	6/14 at 100.00	AA	1,073,260
1,000	Cleveland, Ohio, General Obligation Bonds, Series 2011, 5.000%, 12/01/29	12/19 at 100.00	AA	1,050,080
	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006:
2,095	0.000%, 12/01/27 – AGM Insured	No Opt. Call	AA	991,626
100	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	44,450
400	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	440,484
1,000	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/27	12/17 at 100.00	AAA	1,091,610
400	Green, Ohio, General Obligation Bonds, Series 2008, 5.500%, 12/01/32	12/15 at 100.00	AA	419,352
1,905	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/34 –	6/17 at 100.00	AA–	1,953,311
	AGM Insured
1,000	Indian Lake Local School District, Logan and Auglaize Counties, Ohio, School Facilities	6/17 at 100.00	Aa3	1,033,240
	Improvement and Refunding Bonds, Series 2007, 5.000%, 12/01/34 – NPFG Insured
345	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007,	12/17 at 100.00	Aa2	361,653
	5.000%, 12/01/30 – FGIC Insured
400	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40	10/18 at 100.00	Aa2	411,988
1,005	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series	12/15 at 100.00	AA–	1,056,175
	2006, 5.000%, 12/01/25 – AGM Insured
200	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds,	6/17 at 100.00	Aaa	211,766
	Series 2007, 5.000%, 12/01/31
1,500	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding	No Opt. Call	Aa3	1,686,645
	Series 2007, 5.250%, 12/01/31 – AGM Insured
50	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008,	12/18 at 100.00	Aa3	51,942
	5.250%, 12/01/36
2,665	Newark City School District, Licking County, Ohio, General Obligation Bonds, Series 2005,	12/15 at 100.00	A+	2,766,163
	5.000%, 12/01/28 – FGIC Insured
400	Northmor Local School District, Morrow County, Ohio, General Obligation School Facilities	11/18 at 100.00	Aa2	413,084
	Construction and Improvement Bonds, Series 2008, 5.000%, 11/01/36
1,000	Powell, Ohio, General Obligation Bonds, Series 2002, 5.500%, 12/01/25 – FGIC Insured	12/12 at 100.00	AA+	1,037,810
50	Sylvania City School District, Ohio, General Obligation School Improvement Bonds, Series 1995,	6/17 at 100.00	Aa2	51,823
	5.250%, 12/01/36 – AGC Insured
200	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds,	No Opt. Call	AA	209,376
	School Improvment Series 2009, 5.125%, 12/01/37
17,715	Total Tax Obligation/General			17,446,298
	Tax Obligation/Limited – 18.2% (12.8% of Total Investments)
500	Cuyhoga County, Ohio, Economic Development Revenue Bonds, Federally Taxable Recovery Zone	12/20 at 100.00	AA	542,410
	Facility Medical Mart- Convention Center Project, Series 2010G, 5.000%, 12/01/27
175	Delaware County District Library, Delaware, Franklin, Marion, Morrow and Union Counties, Ohio,	12/19 at 100.00	Aa2	185,469
	Library Fund Library Facilities Special Obligation Notes, Series 2009, 5.000%, 12/01/34
395	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42 (WI/DD,	1/22 at 100.00	A	401,834
	Settling 12/01/11)
1,000	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 5.000%, 12/01/32 –	12/16 at 100.00	A1	1,021,500
	AMBAC Insured
2,000	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B, 0.000%, 12/01/28 –	No Opt. Call	AA–	857,260
	AGM Insured
250	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AA	270,720
	Series 2005A, 5.000%, 4/01/25 – AGM Insured
1,000	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund	4/15 at 100.00	AA	1,097,170
	Project, Series 2005A, 5.000%, 4/01/23 – AGM Insured
1,095	Ohio, State Appropriation Lease Bonds, Parks and Recreation Capital Facilities, Series	12/13 at 100.00	AA	1,173,084
	2004A-II, 5.000%, 12/01/18
4,065	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	1,003,974
	2009A, 0.000%, 8/01/34
3,940	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2010A,	No Opt. Call	A+	906,515
	0.000%, 8/01/35
1,000	Summit County Port Authority, Ohio, Revenue Bonds, Civic Theatre Project, Series 2001, 5.500%,	6/12 at 100.00	N/R	903,570
	12/01/26 – AMBAC Insured
15,420	Total Tax Obligation/Limited			8,363,506
	Transportation – 0.2% (0.1% of Total Investments)
70	Cleveland, Ohio, Airport System Revenue Bonds, Series 2001A, 5.000%, 1/01/31 – AGM Insured	1/12 at 100.00	AA–	70,004
	U.S. Guaranteed – 12.7% (8.9% of Total Investments) (7)
605	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AA (7)	690,462
	5.500%, 12/01/15 (Pre-refunded 12/01/14) – AGM Insured
2,420	Lorain County, Ohio, Limited Tax General Obligation Justice Center Bonds, Series 2002, 5.500%,	12/12 at 100.00	Aa2 (7)	2,546,784
	12/01/22 (Pre-refunded 12/01/12) – FGIC Insured
1,000	Marysville Exempted Village School District, Ohio, Certificates of Participation, School	6/15 at 100.00	N/R (7)	1,152,470
	Facilities Project, Series 2005, 5.250%, 12/01/21 (Pre-refunded 6/01/15) – NPFG Insured
210	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match,	6/18 at 100.00	AAA	254,783
	Series 2008, 5.000%, 6/01/28 (Pre-refunded 6/01/18) – AGM Insured
1,050	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation	6/14 at 100.00	AA+ (7)	1,177,953
	Bonds, Series 2004A, 5.500%, 12/01/15 (Pre-refunded 6/01/14) – FGIC Insured
5,285	Total U.S. Guaranteed			5,822,452
	Utilities – 9.8% (6.9% of Total Investments)
1,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/18 at 100.00	A1	1,040,440
	Series 2008A, 5.250%, 2/15/43
1,065	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B, 0.000%, 11/15/32 –	No Opt. Call	A2	353,931
	NPFG Insured
2,500	Ohio Air Quality Development Authority, Revenue Refunding Bonds, Ohio Power Company Project,	5/12 at 100.00	Baa1	2,500,975
	Series 1999C, 5.150%, 5/01/26 – AMBAC Insured
595	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	2/14 at 100.00	A1	625,089
	Hydroelectric Project – Joint Venture 5, Series 2004, 5.000%, 2/15/20 – AMBAC Insured
5,160	Total Utilities			4,520,435
	Water and Sewer – 0.4% (0.3% of Total Investments)
130	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 –	12/17 at 100.00	A1	133,903
	AMBAC Insured
50	Ironton, Ohio, Sewer System Improvement Revenue Bonds, Series 2011, 5.250%, 12/01/40 –	12/20 at 100.00	Aa3	52,318
	AGM Insured
180	Total Water and Sewer			186,221
$ 73,045	Total Investments (cost $63,146,060) – 141.9%			65,268,864
	MuniFund Term Preferred Shares, at Liquidation Value – (52.7)% (8)			(24,244,000)
	Other Assets Less Liabilities – 10.8%			4,960,897
	Net Assets Applicable to Common Shares – 100%			$ 45,985,761

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$65,179,914	$88,950	$65,268,864

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$91,250
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(2,300)
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$88,950

During the period ended November 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2011, the cost of investments was $63,124,582.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2011, were as follows:

Gross unrealized:
Appreciation	$2,766,962
Depreciation	(622,680)
Net unrealized appreciation (depreciation) of investments	$2,144,282

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser
has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(8)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 37.1%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Ohio Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         January 27, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         January 27, 2012